WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrants Tables
Warrants outstanding

We have the following shares of common stock reserved for exercise of the warrants outstanding as of March 31, 2015:

	March 31, 2015
		Weighted
		Average
		Exercise
	Shares	Price
Warrants outstanding – beginning of year	20,709,845	$0.23
Warrants exercised	-	0.00
Warrants granted	1,118,068	0.16
Warrants expired	(3,886,800)	(0.33)

Warrants outstanding – end of period	17,941,113	$0.20

	December 31, 2014
		Weighted
		Average
		Exercise
	Shares	Price
Warrants outstanding – beginning of year	19,550,817	$0.17
Warrants exercised	(10,332,199)	0.19
Warrants granted	11,491,227	0.30
Warrants expired	-	-

Warrants outstanding – end of period	20,709,845	$0.23

Weighted exercise price and weighted fair value of the warrants granted

The weighted exercise price and weighted fair value of the warrants granted by us as of March 31, 2015, are as follows:

March 31, 2015
Weighted
	Average	Weighted
	Exercise	Average
	Price	Fair Value
Weighted average of warrants granted during the three months whose exercise price exceeded fair market value at the date of grant	$0.16	$0.16

December 31, 2014
Weighted
	Average	Weighted
	Exercise	Average
	Price	Fair Value
Weighted average of warrants granted during the twelve months whose exercise price exceeded fair market value at the date of grant	$0.30	$0.45

Summarizes information about fixed-price warrants outstanding

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	March 31,	Contractual	Average
Prices	2015	Life	Exercise Price
$0.33	1,284,000	1 Months	$0.33
$0.33	120,000	2 Months	$0.33
$0.33	249,600	3 Months	$0.33
$0.46	600,000	5 Months	$0.46
$0.46	150,000	10 Months	$0.46
$0.85	40,000	13 Months	$0.85
$0.40	333,333	17 Months	$0.40
$0.33	439,637	22 Months	$0.33
$0.16	750,000	24 Months	$0.16
$0.30	964,912	40 Months	$0.30
$0.30	4,824,561	41 Months	$0.30
$0.06	7,067,002	43 Months	$0.06
$0.16	1,118,068	47 Months	$0.16
	17,941,113

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	December 31,	Contractual	Average
Prices	2014	Life	Exercise Price

$0.33	3,154,800	1 Month	$0.33
$0.33	564,000	2 Months	$0.33
$0.33	264,000	3 Months	$0.33
$0.33	1,188,000	4 Months	$0.33
$0.33	120,000	5 Months	$0.33
$0.33	249,600	6 Months	$0.33
$0.46	600,000	8 Months	$0.46
$0.46	150,000	13 Months	$0.46
$0.85	40,000	16 Months	$0.85
$0.40	333,333	20 Months	$0.40
$0.33	439,637	25 Months	$0.33
$0.16	750,000	27 Months	$0.16
$0.30	964,912	43 Months	$0.30
$0.30	4,824,561	44 Months	$0.30
$0.06	7,067,002	46 Months	$0.06
	20,709,845